Warrant Derivative Liability - Income (Loss) Associated with Changes in Fair Values of Our Warrant Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Income (loss) associated with changes in fair values of our warrant derivative financial instruments
Warrants	$ 3,785	$ 249	$ (1,641)	$ 432	$ 4,256	$ 7,060	$ (2,516)	$ (1,209)	$ 4,544	$ (960)	$ 8,800	$ (600)	$ 9,786	[1]	$ 344	[1]

[1]	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.